Stockholders' Equity (Schedule of Valuation Assumptions) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted-average volatility	86.00%	83.00%	87.00%
Risk-free interest rate, minimum	0.79%	0.79%	0.28%
Risk-free interest rate, maximum	1.18%	2.79%	3.20%
Expected annual dividend yield	0.00%	0.00%	0.00%
Expected weighted-average life, in years	5 years 10 months 24 days	5 years 10 months 24 days	6 years
Annual dividends	$ 0
Weighted Average Volatility Calculation	50.00%